Other assets and liabilities F.4.1. Current provisions and other liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Deferred revenue	$ 95	$ 96
Customer deposits	12	12
Current legal provisions	98	8
Tax payables	51	72
Customer and MFS distributor cash balances	38	45
Withholding tax on payments to third parties	26	22
Other current liabilities	102	119
Total	421	374
Provision for tax risk not related to income tax	$ 20	$ 15